Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.8%

Security	Principal Amount (000’s omitted)	Value
Education — 12.4%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.81%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,326,800
Colorado School of Mines, 1.645%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	2,910	2,922,833
Georgia Private Colleges and Universities Authority, (Emory University), 2.03%, (SIFMA + 0.42%), 8/16/22 (Put date), 10/1/39(1)	15,000	15,029,550
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 2.19%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,835	3,836,151
Montana State University, 2.06%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,755	1,755,491
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.616%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,753,308
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,725	1,732,659
University of Michigan, 1.88%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,475	3,470,969
University of North Carolina at Chapel Hill, 1.495%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,008,750
University of North Carolina at Chapel Hill, 1.545%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put date), 12/1/41(1)	11,400	11,419,722
University of Pittsburgh, 1.85%, (SIFMA + 0.24%), 9/15/21(1)	2,000	2,003,680
University of Pittsburgh, 1.97%, (SIFMA + 0.36%), 2/15/24(1)	15,000	15,034,950

		$89,294,863

Electric Utilities — 4.9%
California Municipal Finance Authority, (Anaheim System District), 1.96%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,301,720
Long Island Power Authority, NY, Electric System Revenue, 1.946%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,092,521
Long Island Power Authority, NY, Electric System Revenue, 1.946%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	12,750	12,857,355
Oklahoma Municipal Power Authority, 2.00%, (SIFMA + 0.39%), 1/1/23(1)	5,035	5,026,541
Seattle, WA, Municipal Light and Power Revenue, 2.10%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,032,960

		$35,311,097

General Obligations — 12.1%
Bethlehem Area School District Authority, PA, 1.744%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,955	$7,965,660
Bethlehem Area School District Authority, PA, 1.734%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,000,800

Security	Principal Amount (000’s omitted)	Value
California, 1.888%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	$3,450	$3,456,555
California, 2.04%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	6,500	6,523,920
Connecticut, 2.24%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,000,660
Connecticut, 2.36%, (SIFMA + 0.75%), 3/1/21(1)	275	276,422
Connecticut, 2.46%, (SIFMA + 0.85%), 3/1/22(1)	700	705,852
Connecticut, 2.63%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,013,860
Delaware Valley Regional Finance Authority, PA, 1.90%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	13,039,910
Delaware Valley Regional Finance Authority, PA, 2.14%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,117,654
Illinois, 5.00%, 8/1/20	3,000	3,058,380
Katy Independent School District, TX, (PSF Guaranteed), 1.446%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put date), 8/15/36(1)	5,000	5,000,050
King County, WA, Sewer Revenue, (SPA: TD Bank, N.A.), 1.62%, 1/1/46(2)	1,200	1,200,000
Lake County Forest Preserve District, IL, 1.749%, (67% of 3 mo. USD LIBOR + 0.48%), 12/15/20(1)	2,140	2,142,589
Manheim Township School District, PA, 1.632%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,409,146
Massachusetts, 1.83%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,477,748
Massachusetts, (SPA: Barclays Bank PLC), 1.64%, 3/1/26(2)	3,250	3,250,000
Mississippi, 1.475%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	6,480	6,481,425
Texas, (Texas Transportation Commission), 1.91%, (SIFMA + 0.30%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,501,170

		$87,621,801

Hospital — 23.4%
Allen County, OH, (Mercy Health), 2.36%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,675
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.46%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,744,725
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.21%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,025,350
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 1/15/37(2)	12,750	12,750,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,925	3,029,452
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.112%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,000,530
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.56%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,404,368
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.276%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,039,880
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.18%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,800,756
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.36%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,524,075
Indiana Finance Authority, (Parkview Health), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,029,470
Iowa Finance Authority, (Iowa Health System), 2.19%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,210	11,210,112

Security	Principal Amount (000’s omitted)	Value
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.71%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	$1,750	$1,773,170
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.26%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,036,400
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.03%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,005,100
Michigan Finance Authority, (McLaren Health Care), 1.619%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	930	932,706
Michigan Finance Authority, (McLaren Health Care), 1.969%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	4,250	4,255,610
Michigan Finance Authority, (Trinity Health Credit Group), 1.741%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,110,302
Michigan Finance Authority, (Trinity Health Credit Group), 2.09%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,006,600
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.55%, 11/15/48(2)	7,900	7,900,000
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.16%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	3,885	3,881,115
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.33%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,105
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.24%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,018,240
Ohio, (Cleveland Clinic Health System), 2.01%, (SIFMA + 0.40%), 6/1/23 (Put date), 1/1/52(1)	18,440	18,478,724
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.21%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,500,825
Utah County, UT, (IHC Health Services, Inc.), (SPA: TD Bank, N.A.), 1.57%, 5/15/58(2)	775	775,000
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.61%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,005,430
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.16%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,006,250
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.26%, (SIFMA + 0.65%), 7/31/24 (Put date), 8/15/54(1)	8,200	8,288,642

		$169,283,612

Housing — 7.1%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.546%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,002,400
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	3,960	3,960,000
Massachusetts Housing Finance Agency, (Single Family Housing), 1.94%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,151
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.04%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	10,009,100
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.16%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,989,700
North Dakota Housing Finance Agency, 2.01%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	5,000,150

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Housing Finance Agency, 1.854%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	$5,000	$5,030,750
Pennsylvania Housing Finance Agency, SFMR, 1.824%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,452,615
Washington Housing Finance Commission, 2.16%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,002,240

		$51,222,106

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.15% to 5/1/20 (Put Date), 5/1/27(3)	$1,750	$1,753,850
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.41%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,007,900
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.36%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,748,853

		$13,510,603

Insured-General Obligations — 0.7%
Allegheny County, PA, (AGM), 1.829%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,230	$5,218,546

		$5,218,546

Insured-Lease Revenue/Certificates of Participation — 1.4%
Kentucky Asset/Liability Commission, (NPFG), 1.80%, (67% of 3 mo. USD LIBOR + 0.52%), 10/1/23 (Put Date), 11/1/21(1)	$8,165	$8,164,265
Kentucky Asset/Liability Commission, (NPFG), 1.83%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,000	1,984,000

		$10,148,265

Insured-Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.479%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,497,450
Metropolitan Transportation Authority, NY, (AGM), 1.859%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,253,750

		$2,751,200

Insured-Water and Sewer — 0.7%
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.89%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,001,800

		$5,001,800

Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (School Facilities Construction), 3.16%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,006,560

		$2,006,560

Other Revenue — 11.0%
Black Belt Energy Gas District, AL, 2.23%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.626%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	9,992,600
California Infrastructure and Economic Development Bank, (Museum Associates), 1.913%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,003,990

Security	Principal Amount (000’s omitted)	Value
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 1.705%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$5,500	$5,500,935
Northern California Gas Authority No. 1, Gas Project Revenue, 2.126%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,960,520
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.00%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,612,525
Southeast Alabama Gas Supply District, (Project No. 2), 1.99%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	5,010,100
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.301%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,023,600
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.66%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,211,680

		$79,315,950

Special Tax Revenue — 1.8%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.91%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$3,000,030
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.06%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,002,050
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.45%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	5,000	5,000,350
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,458
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	90	56,873

		$13,118,761

Transportation — 13.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.019%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$12,017,640
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.71%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,875,000
E-470 Public Highway Authority, CO, 1.616%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,000,150
Kansas Department of Transportation, 1.546%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	3,012,780
Metropolitan Transportation Authority, NY, 1.845%, (67% of 1 mo. USD LIBOR + 0.70%), 11/1/31(1)	1,000	1,000,310
Metropolitan Transportation Authority, NY, 2.19%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,030,333
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.81%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,048,240
New Jersey Turnpike Authority, 1.656%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	2,001,720
New Jersey Turnpike Authority, 1.676%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,031,500
New Jersey Turnpike Authority, 1.796%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,021,870
Pennsylvania Turnpike Commission, 2.21%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,005,280
Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 0.70%), 12/1/23(1)	5,000	5,034,600
Pennsylvania Turnpike Commission, 2.49%, (SIFMA + 0.88%), 12/1/20(1)	685	687,082
Pennsylvania Turnpike Commission, 2.59%, (SIFMA + 0.98%), 12/1/21(1)	1,850	1,868,630
Pennsylvania Turnpike Commission, 2.88%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,461,368

Security	Principal Amount (000’s omitted)	Value
South Carolina Transportation Infrastructure Bank, 1.595%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put date), 10/1/31(1)	$21,995	$22,022,714
Triborough Bridge and Tunnel Authority, NY, (LOC: Citibank, N.A.), 1.59%, 1/1/32(2)	3,960	3,960,000
Triborough Bridge and Tunnel Authority, NY, 1.518%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	5,000,600
Triborough Bridge and Tunnel Authority, NY, 1.845%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,605	6,622,041

		$97,701,858

Water and Sewer — 6.2%
California Department of Water Resources, (Central Valley Project), 1.98%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$11,034,760
Charleston, SC, Waterworks and Sewer System Revenue, 1.633%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35	5,000	5,007,300
Houston, TX, Combined Utility System Revenue, 1.614%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	14,015,680
Houston, TX, Combined Utility System Revenue, 2.51%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,500,775
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.68%, 6/15/49(2)	5,000	5,000,000
North Penn Water Authority, PA, 1.77%, (SIFMA + 0.16%), 11/1/20(1)	1,000	1,000,040
North Penn Water Authority, PA, 1.97%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,450,188
North Penn Water Authority, PA, 2.17%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,169
Riverside, CA, Water System Revenue, 1.74%, (SIFMA + 0.13%), 1/18/23 (Put Date), 10/1/35(1)	3,285	3,285,526

		$44,984,438

Total Tax-Exempt Municipal Securities — 97.8% (identified cost $704,996,792)		$706,491,460

Other Assets, Less Liabilities — 2.2%		$15,570,131

Net Assets — 100.0%		$722,061,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	15.7%
California	12.8%
Others, representing less than 10% individually	69.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 3.3% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 1.4% to 1.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $12,963,962 or 1.8% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$706,491,460	$—	$706,491,460
Total Investments	$—	$706,491,460	$—	$706,491,460

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.